OPERATING LEASES (Details Narrative)			9 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease description			the Company has twenty one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 2 months to 55 months.	the Company has twenty one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 2 months to 55 months.	the Company has seventeen separate operating lease agreements for three office spaces, one warehouse and thirteen stores in PRC with remaining lease terms of from 9 months to 64 months	the Company has seventeen separate operating lease agreements for three office spaces, one warehouse and thirteen stores in PRC with remaining lease terms of from 9 months to 64 months
Operating Lease, Expense					$ 150,992		$ 115,499
Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease description					The agreement covers the period from September 27, 2020 to September 30, 2023	The agreement covers the period from September 27, 2020 to September 30, 2023
Payments for Rent					$ 139	¥ 960
Qingmei Lin [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease description			The agreement covers the period from January 1, 2019 to April 30, 2027 with	The agreement covers the period from January 1, 2019 to April 30, 2027 with	The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB	The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB
Payments for Rent			$ 1,517	¥ 10,000	$ 1,450	¥ 10,000
Hongwei Ye [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payments for Rent			$ 146	¥ 960
Shenzhen Industry Development Ltd [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payments for Rent	$ 4,552	¥ 30,000